SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
BASIS OF PRESENTATION

Smith & Nephew plc (the Company) is a public limited company incorporated in England and Wales. In these accounts, the ‘Group’ means the Company and all its subsidiaries. The principal activities of the Group are to develop, manufacture, market and sell medical devices and services.

As required by the European Union’s IAS Regulation and the Companies Act 2006, the Group has prepared its accounts in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union (EU) effective as at 31 December 2017. The Group has also prepared its accounts in accordance with IFRS as issued by the International Accounting Standards Board (IASB) effective as at 31 December 2017. IFRSs as adopted by the EU differs in certain respects from IFRS as issued by the IASB. However, the differences have no impact for the periods presented.

The preparation of accounts in conformity with IFRS requires management to use estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the accounts and the reported amounts of revenues and expenses during the year. The accounting policies requiring management to use significant estimates and assumptions are: inventories, impairment, taxation and liability provisions. These are discussed on page 114. Although these estimates are based on management’s best knowledge of current events and actions, actual results ultimately may differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively.

The Directors continue to adopt the going concern basis for accounting in preparing the annual financial statements. The Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Further information regarding the Group’s business activities, together with the factors likely to affect its future development, performance and position, are set out in Our Business & Marketplace on pages 8-17.

As described in Note 15, the Group meets its funding requirements through a mixture of shareholders’ funds, bank borrowings and private placement notes. At 31 December 2017, the Group had committed borrowing facilities of $2.4bn and total liquidity of $1.2bn, including net cash and cash equivalents of $155m and undrawn committed borrowing facilities of $1bn. The earliest expiry date of the Group’s committed borrowing facilities is in respect of a $300m bilateral term loan facility due to expire in April 2020. In addition, Note 16 includes the Group’s objectives, policies and processes for managing its capital; our financial risk management objectives; details of our financial instruments and hedging activities; and our exposures to foreign exchange, interest rates and credit risk.

The Group’s forecasts and projections, taking into account reasonably possible changes in trading performance, show that the Group has sufficient financial resources. The Directors have reasonable expectation that the Company and the Group are well placed to manage their business risks and to continue in operational existence for a period of at least three years from the date of the approval of the financial statements. Accordingly, the Directors continue to adopt the going concern basis (in accordance with the guidance ‘Guidance on Risk Management, Internal Control and Related Financial and Business Reporting’ issued by the FRC) in preparing the consolidated financial statements.

There have been no new accounting pronouncements impacting the Group in 2017.

NEW ACCOUNTING STANDARDS

New accounting standards effective 2018

A number of new standards, amendments to standards and interpretations are effective for the Group’s annual periods beginning on or after 1 January 2018, and have not been applied in preparing these consolidated accounts. These include IFRS 15 Revenue from contracts with customers and IFRS 9 Financial Instruments which will be adopted from 1 January 2018.

IFRS 15

The Group has undertaken a detailed impact assessment applying IFRS 15 to all the current ways in which the Group delivers products or services to customers to identify divergence with current practice and has concluded that IFRS 15 will not have a significant impact on the timing and recognition of revenue. The performance obligations involved in the sale of an orthopaedic implant are all considered to occur at the time of procedure giving rise to no difference in the timing of revenue recognition. The instrument set and implant used in an orthopaedic procedure are considered to be part of a single performance obligation. In line with past practice we will continue to measure and recognise revenue based on invoiced amounts at the time of the procedure. Revenue recognised on the sale of products in our other surgical and wound businesses have also been considered with reference to IFRS 15 with no impact identified in relation to the timing and measurement of revenue. The Group has also considered the impact on provisions for returns, trade discounts and rebates and has determined that the current policy is aligned with IFRS 15.

The Group intends to apply the practical expedients in IFRS 15 to not disclose the amount of the transaction price allocated to the remaining performance obligations and an explanation of when the Group expects to recognise that amount as revenue for all reporting periods presented before 1 January 2018. The Group also intends to apply the practical expedients in relation to contracts with variable consideration and contracts that were completed at the beginning of the earliest period presented and/or modified before the beginning of the earliest period presented. The Group has concluded that applying these practical expedients will not have a significant impact on the timing, measurement and recognition of revenue.

The Group has assessed the disclosure requirements of IFRS 15 and has preliminarily determined that the majority of the disclosures are either currently included in the financial statements or can be prepared using data currently available. The Group continues to assess the disclosure requirements in relation to unsatisfied performance obligations and the disaggregation of revenue.

IFRS 9

The amendments to IFRS 9 mainly relate to the classification and measurement of financial instruments, and will not have a significant impact to the Group financial statements. When initially applying IFRS 9, the Group may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements in IFRS 9. The Group will continue to apply the hedge requirements of IAS 39 on transition. The Group has considered the expected credit loss model and has determined that it will not have a significant impact on the provision for bad and doubtful debts. The Group has elected, from 1 January 2018, to present changes in the fair value of trade investments in the income statement.

New accounting standards effective 2019

IFRS 16

IFRS 16 Leases will be adopted retrospectively with the cumulative effect of initially applying the standard recognised at 1 January 2019 and the Group is currently assessing the application and impact of the standard.

CONSOLIDATION

1.1 Consolidation

The Group accounts include the accounts of Smith & Nephew plc and its subsidiaries for the periods during which they were members of the Group.

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated in the Group accounts from the date that the Group obtains control, and continue to be consolidated until the date that such control ceases. Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated on consolidation. All subsidiaries have year ends which are co-terminus with the Groups, with the exception of jurisdictions whereby a different year end is required by local legislation.

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary and any related components of equity. Any resulting gain or loss is recognised in profit or loss. Any retained interest in the former subsidiary is measured at fair value.

FOREIGN CURRENCIES

1.2 Foreign currencies

Functional and presentation currency

The Group accounts are presented in US Dollars. The Company’s functional currency is US Dollars.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group companies at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency as at the exchange rate at the reporting date. Non-monetary items are not retranslated.

Foreign operations

Balance sheet items of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated into US Dollars on consolidation at the exchange rates at the reporting date. Income statement items and the cash flows of foreign operations are translated at average rates as an approximation to actual transaction rates, with actual transaction rates used for large one off transactions.

Foreign currency differences are recognised in ‘Other comprehensive income’ and accumulated in ‘Other reserves’ within equity. These include: exchange differences on the translation at closing rates of exchange of non-US Dollar opening net assets; the differences arising between the translation of profits into US Dollars at actual (or average, as an approximation) and closing exchange rates; to the extent that the hedging relationship is effective, the difference on translation of foreign currency borrowings or swaps that are used to finance or hedge the Group’s net investments in foreign operations; and the movement in the fair value of forward foreign exchange contracts used to hedge forecast foreign exchange cash flows.

The exchange rates used for the translation of currencies into US Dollars that have the most significant impact on the Group results were:

	2017	2016	2015
Average rates
Sterling	1.29	1.35	1.53
Euro	1.13	1.11	1.11
Swiss Franc	1.02	1.02	1.04
Year end rates
Sterling	1.35	1.23	1.48
Euro	1.20	1.05	1.09
Swiss Franc	1.02	0.98	1.00

REVENUE

Accounting policy

Revenue comprises sales of products and services to third parties at amounts invoiced net of trade discounts and rebates, excluding taxes on revenue. Revenue from the sale of products is recognised upon transfer to the customer of the significant risks and rewards of ownership. This is generally when goods are delivered to customers. There is no significant revenue associated with the provision of discrete services. In Established Markets we typically sell direct to healthcare institutions while in our Emerging Markets we typically sell to distributors and intermediaries. In general our surgical business is more direct to hospitals and ambulatory service centres whereas in our wound business, and in particular products used in community and homecare facilities, it is through wholesalers. Sales of inventory located at customer premises and available for customers’ immediate use are recognised when notification is received that the product has been implanted or used. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue. Rebates comprise retrospective volume discounts granted to certain customers on attainment of certain levels of purchases from the Group. These are accrued over the course of the arrangement based on estimates of the level of business expected and adjusted at the end of the arrangement to reflect actual volumes.

RESEARCH AND DEVELOPMENT

Research and development

Research expenditure is expensed as incurred. Internal development expenditure is only capitalised if the recognition criteria in IAS 38 Intangible Assets have been satisfied. The Group considers that the regulatory, technical and market uncertainties inherent in the development of new products mean that in most cases development costs should not be capitalised as intangible assets until products receive approval from the appropriate regulatory body.

Payments to third parties for research and development projects are accounted for based on the substance of the arrangement. If the arrangement represents outsourced research and development activities the payments are generally expensed except in limited circumstances where the respective development expenditure would be capitalised under the principles established in IAS 38. By contrast, the payments are capitalised if the arrangement represents consideration for the acquisition of intellectual property developed at the risk of the third party.

Capitalised development expenditures are amortised on a straight-line basis over their useful economic lives from product launch.

ADVERTISING COSTS	Advertising costs Advertising costs are expensed as incurred.
CURRENT TAXATION

The charge for current taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

The Group operates in numerous tax jurisdictions around the world and it is Group policy to submit its tax returns to the relevant tax authorities as promptly as possible. At any given time, the Group is involved in disputes and tax audits and will have a number of tax returns potentially subject to audit. Significant issues may take several years to resolve. In estimating the probability and amount of any tax charge, management takes into account the views of internal and external advisers and updates the amount of tax provision whenever necessary. The ultimate tax liability may differ from the amount provided depending on interpretations of tax law, settlement negotiations or changes in legislation.

DEFERRED TAX

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognised for: temporary differences related to investments in subsidiaries and associates where the Group is able to control the timing of the reversal of the temporary difference and it is probable that this will not reverse in the foreseeable future; on the initial recognition of non-deductible goodwill; and on the initial recognition of an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, does not affect the accounting or taxable profit.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets are reviewed at each reporting date.

Deferred tax is measured on an undiscounted basis, and at the tax rates that have been enacted or substantively enacted by the reporting date that are expected to apply in the periods in which the asset or liability is settled. It is recognised in the income statement except when it relates to items credited or charged directly to other comprehensive income or equity, in which case the deferred tax is also recognised within other comprehensive income or equity respectively.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority, when the Group intends to settle its current tax assets and liabilities on a net basis and that authority permits the Group to make a single net payment.

EARNINGS PER SHARE

Accounting policies

Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares in issue during the year, excluding shares held by the Company in the Employees’ Share Trust or as treasury shares.

Diluted earnings per share

Diluted earnings per share is calculated by adjusting the basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

Adjusted earnings per share

Adjusted earnings per share is a trend measure, which presents the long-term profitability of the Group excluding the impact of specific transactions that management considers affects the Group’s short-term profitability. The Group presents this measure to assist investors in their understanding of trends. Adjusted attributable profit is the numerator used for this measure. The Group has identified the following items as those to be excluded when arriving at adjusted attributable profit: acquisitions and disposals related items including amortisation and impairment of acquisition intangible assets; significant restructuring programmes; significant gains and losses arising from legal disputes and other significant items (including US tax reform) and taxation thereon.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment

Items of property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is ultimately recognised in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Freehold land is not depreciated. The estimated useful lives of items of property, plant and equipment is 3–20 years and for buildings is 20–50 years.

Assets in course of construction are not depreciated until they are available for use.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Finance costs relating to the purchase or construction of property, plant and equipment and intangible assets that take longer than one year to complete are capitalised based on the Group weighted average borrowing costs. All other finance costs are expensed as incurred.

IMPAIRMENT OF ASSETS

Impairment of assets

The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which it belongs.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessment of the time value of money and the risks specific to the asset.

GOODWILL

Accounting policy

Goodwill is not amortised but is reviewed for impairment annually. Goodwill is allocated to the cash-generating unit (CGU) that is expected to benefit from the acquisition. The goodwill is tested annually for impairment by comparing the recoverable amount to the carrying value of the CGUs. The CGUs identified by management are at the aggregated product franchise levels of Orthopaedics, Other Surgical Devices and Advanced Wound Management, in the way the core assets are used to generate cash flows.

If the recoverable amount of the CGU is less than its carrying amount then an impairment loss is determined to have occurred. Any impairment losses that arise are recognised immediately in the income statement and are allocated first to reduce the carrying amount of goodwill and then to the carrying amounts of the other assets of the CGU.

In carrying out impairment reviews of goodwill a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations arise, impairment charges may be required which would adversely impact operating results.

INTANGIBLE ASSETS

Intangible assets

Intangible assets acquired separately from a business combination (including purchased patents, know-how, trademarks, licences and distribution rights) are initially measured at cost. The cost of intangible assets acquired in a material business combination (referred to as acquisition intangibles) is the fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. All intangible assets are amortised on a straight-line basis over their estimated useful economic lives. The estimated useful economic life of an intangible asset ranges between three and 20 years depending on its nature. Internally-generated intangible assets are expensed in the income statement as incurred. Purchased computer software and certain costs of information technology projects are capitalised as intangible assets. Software that is integral to computer hardware is capitalised as plant and equipment.

CONTINGENT CONSIDERATION

Contingent consideration

Contingent consideration receivable associated with the sale of product rights and other assets outside of a business combination is recognised at the time of purchase to the extent that the future event upon which the contingent consideration is conditional is within the Group’s control, or to the extent that is it considered to be virtually certain that the contingent consideration will become due. If the contingent consideration is outside of the Group’s control or it cannot be considered virtually certain that it will become due, an asset and corresponding entry in profit and loss is recognised only once it becomes virtually certain that the contingent consideration will become due. Contingent consideration payable associated with the purchase of product rights and other assets outside of a business combination is recognised at the time of sale to the extent that the future event upon which the contingent consideration is conditional is under the control of the seller and it is considered probable that the contingent consideration will become due. Contingent consideration associated within a contingent condition that is within the Group’s control is recognised at the point when the contingent condition is met.

IMPAIRMENT OF INTANGIBLE ASSETS

Impairment of intangible assets

The carrying values of intangible assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the CGU to which it belongs. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

In carrying out impairment reviews of intangible assets a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations should arise, impairment charges may be required which would adversely impact operating results.

INVESTMENTS

Investments, other than those related to associates, are initially recorded at fair value plus any directly attributable transaction costs on the trade date. The Group has investments in unquoted entities and an entity that holds mainly unquoted equity securities, which by their nature have no fixed maturity date or coupon rate. These investments are classed as ‘available-for-sale’ carried at fair value. The fair value of these investments are based on the underlying fair value of the equity securities: marketable securities are valued by reference to closing prices in the market; and non-marketable securities are estimated considering factors including the purchase price; prices of recent significant private placements of securities of the same issuer and estimates of liquidation value. Changes in fair value are recognised in other comprehensive income except where management considers that there is objective evidence of an impairment of the underlying equity securities. Objective evidence would include a significant or prolonged decline in the fair value of the investment below its cost less any impairment loss previously recognised. Impairment losses are recognised by reclassifying the losses accumulated in other reserves to profit or loss.

INVESTMENTS IN ASSOCIATES

Investments in associates, being those entities over which the Group has a significant influence and which is neither a subsidiary nor a joint venture, are accounted for using the equity method, with the Group recording its share of the associates’ profit and loss and other comprehensive income. The Group’s share of associates’ profit or loss is included in one separate income statement line and is calculated after deduction of their respective taxes.

INVENTORIES

Finished goods and work-in-progress are valued at factory cost, including appropriate overheads, on a first-in first-out basis. Raw materials and bought-in finished goods are valued at purchase price. All inventories are reduced to net realisable value where lower than cost. Inventory acquired as part of a business acquisition is valued at selling price less costs to sell and a profit allowance for selling efforts.

Orthopaedic instruments are generally not sold but provided to customers and distributors for use in surgery. They are recorded as inventory until they are deployed at which point they are transferred to plant and equipment and depreciated over their useful economic lives of between three and seven years.

A feature of the orthopaedic business is the high level of product inventory required, some of which is located at customer premises and is available for customers’ immediate use (referred to as consignment inventory). Complete sets of product, including large and small sizes, have to be made available in this way. These outer sizes are used less frequently than standard sizes and towards the end of the product life cycle are inevitably in excess of requirements. Adjustments to carrying value are therefore required to be made to orthopaedic inventory to anticipate this situation. These adjustments are calculated in accordance with a formula based on levels of inventory compared with historical or forecast usage. This formula is applied on an individual product line basis and is first applied when a product group has been on the market for two years. This method of calculation is considered appropriate based on experience but it involves management judgements on effectiveness of inventory deployment, length of product lives, phase-out of old products and efficiency of manufacturing planning systems.

TRADE AND OTHER RECEIVABLES

Trade and other receivables are carried at amortised cost, less any allowances for uncollectible amounts. They are included in current assets, except for maturities greater than 12 months after the balance sheet date. These are classified as non-current assets.

The Group manages credit risk through credit limits which require authorisation commensurate with the size of the limit and which are regularly reviewed. Credit limit decisions are made based on available financial information and the business case. Significant receivables are regularly reviewed and monitored at Group level. The Group has no significant concentration of credit risk, with exposure spread over a large number of customers and geographies. Furthermore, the Group’s principal customers are backed by government and public or private medical insurance funding, which historically represent a lower risk of default. The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable. The Group does not hold any collateral as security.

FINANCE LEASES

Leases are classified as finance leases when the terms of the lease transfer substantially all the risks and rewards of ownership to the Group. All other leases are classified as operating leases.

The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Assets held under finance leases are capitalised as property, plant or equipment and depreciated accordingly. Minimum lease payments are apportioned between the finance expense and the reduction in the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments

Derivative financial instruments are initially recognised at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at subsequent balance sheet dates.

Changes in the fair value of derivative financial instruments that are designated and effective as cash flow hedges of forecast third party and intercompany transactions are recognised in other comprehensive income until the associated asset or liability is recognised. Amounts taken to other comprehensive income are transferred to the income statement in the period in which the hedged transaction affects profit and loss. Where the hedged item is the cost of a non-financial asset, the amounts taken to other comprehensive income are transferred to the initial carrying value of the asset.

Currency swaps to match foreign currency net assets with foreign currency liabilities are fair valued at the balance sheet date. Changes in the fair values of currency swaps that are designated and effective as net investment hedges are matched in other comprehensive income against changes in value of the related net assets.

Interest rate derivatives transacted to fix interest rates on floating rate borrowings are accounted for as cash flow hedges and changes in the fair values resulting from changes in market interest rates are recognised in other comprehensive income. Amounts taken to other comprehensive income are transferred to the income statement when the hedged transaction affects profit and loss. Interest rate derivatives transacted to convert fixed rate borrowings into floating rate borrowings are accounted for as fair value hedges and changes in the fair values resulting from changes in market interest rates are recognised in the income statement.

Any ineffectiveness on hedging instruments and changes in the fair value of derivative financial instruments that do not qualify for hedge accounting are recognised in the income statement within other finance costs as they arise. Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. At that point in time, any cumulative gain or loss on the hedging instrument recognised in other comprehensive income is retained there until the forecast transaction occurs. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in other comprehensive income is transferred.

MEASUREMENT OF FAIR VALUES

There has been no change in the classification of financial assets and liabilities, the method and assumptions used in determining fair value and the categorisation of financial assets and liabilities within the fair value hierarchy from those disclosed in the Annual Report for the year ended 31 December 2016.

The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. The fair value of forward foreign exchange contracts is calculated by reference to quoted market forward exchange rates for contracts with similar maturity profiles. The fair value of currency swaps is determined by reference to quoted market spot rates. As a result, foreign forward exchange contracts and currency swaps are classified as Level 2 within the fair value hierarchy. The changes in counterparty credit risk had no material effect on the hedge effectiveness for derivatives designated in hedge relationships and other financial instruments recognised at fair value.

The fair value of investments is based upon third party pricing models for share issues. As a result, investments are considered Level 3 in the fair value hierarchy. There were no transfers between Levels 1,  2 and 3 during 2017 and 2016. For cash and cash equivalents, short-term loans and receivables, overdrafts and other short-term liabilities which have a maturity of less than three months, the book values approximate the fair values because of their short-term nature.

Long-term borrowings are measured in the balance sheet at amortised cost. As the Group’s long-term borrowings are not quoted publicly and as market prices are not available, their fair values are estimated by discounting future contractual cash flows to net present values at the current market interest rates available to the Group for similar financial instruments as at the year end.

The fair value of the private placement notes is determined using a discounted cash flow model based on prevailing market rates.

PROVISIONS AND CONTINGENCIES

In the normal course of business the Group is involved in various legal disputes. Provisions are made for loss contingencies when it is deemed probable that an adverse outcome will occur and the amount of the losses can be reasonably estimated. Where the Group is the plaintiff in pursuing claims against third parties, legal and associated expenses are charged to the income statement as incurred.

The recognition of provisions for legal disputes is subject to a significant degree of estimation. In making its estimates management takes into account the advice of internal and external legal counsel. Provisions are reviewed regularly and amounts updated where necessary to reflect developments in the disputes. The ultimate liability may differ from the amount provided depending on the outcome of court proceedings or settlement negotiations or as new facts emerge.

A provision for onerous contracts is recognised when the expected benefits to be derived by the Group from a contract are lower than the unavoidable cost of meeting its obligations under the contract. For the purpose of calculating any onerous lease provision, the Group takes the discounted future lease payments (if any), net of expected rental income. Before a provision is established, the Group recognises any impairment loss on the assets associated with that contract.

A provision for rationalisation is recognised when the Group has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating losses are not provided for.

RETIREMENT BENEFIT OBLIGATIONS

The Group sponsors defined benefit plans in a number of countries. A defined benefit pension plan defines an amount of pension benefit that an employee will receive on retirement or a minimum guaranteed return on contributions, which is dependent on various factors such as age, years of service and final salary. The Group’s obligation is calculated separately for each plan by discounting the estimated future benefit that employees have earned in return for their service in the current and prior periods. The fair value of any plan assets is deducted to arrive at the net liability.

The calculation of the defined benefit obligation is performed annually by external actuaries using the projected unit credit method. Re-measurements arising from defined benefit plans comprise actuarial gains and losses and the return on the plan assets net of the costs of managing the plan assets. The Group recognises these immediately in other comprehensive income (OCI) and all other expenses, such as service cost, net interest cost, administration costs and taxes, are recognised in the income statement.

A number of key assumptions are made when calculating the fair value of the Group’s defined benefit pension plans. These assumptions impact the balance sheet asset and liabilities, operating profit, finance income/costs and other comprehensive income. The most critical assumptions are the discount rate, the rate of inflation and mortality assumptions to be applied to future pension plan liabilities. The discount rate is based on the yield at the reporting date on bonds that have a credit rating of AA, denominated in the currency in which the benefits are expected to be paid and have a maturity profile approximately the same as the Group’s obligations. In determining these assumptions management take into account the advice of professional external actuaries and benchmarks its assumptions against external data.

The Group determines the net interest expense/income on the net defined benefit liability/asset for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability/asset.

The Group also operates a number of defined contribution plans. A defined contribution plan is a pension plan under which the Group and employees pay fixed contributions to a third party financial provider. The Group has no further payment obligations once the contributions have been paid. Contributions are recognised as an employee benefit expense when they are due.

EQUITY

Incremental costs directly attributable to the issue of ordinary shares, net of any tax effects, are recognised as a deduction from equity.

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

CASH FLOW STATEMENT

In the Group cash flow statement, cash and cash equivalents includes cash at bank, other short-term liquid investments with original maturities of three months or less and bank overdrafts. In the Group balance sheet, bank overdrafts are shown within bank overdrafts and loans under current liabilities.

ACQUISITIONS AND DISPOSALS

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

OPERATING LEASES

Leases are classified as finance leases when the terms of the lease transfer substantially all the risks and rewards of ownership to the Group. All other leases are classified as operating leases.

Payments under operating leases are expensed in the income statement on a straight-line basis over the term of the lease. Lease incentives received are recognised as an integral part of the total lease expense, over the term of the lease.

SHARE-BASED PAYMENTS

The Group operates a number of equity-settled executive and employee share plans. For all grants of share options and awards, the fair value at the grant date is calculated using appropriate option pricing models. The grant date fair value is recognised over the vesting period as an expense, with a corresponding increase in retained earnings.